Preferred and Common Stock	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Preferred and Common Stock

NOTE 17: PREFERRED AND COMMON STOCK

Series I Preferred Stock

In accordance with the terms of the Convertible Debenture, Navios Holdings issued 1,000 shares of preferred stock (the “Series I Preferred Stock”) on January 3, 2022, which have no voting and no economic rights. The Series I Preferred Stock represent 29,945,271 and 30,247,185 shares of common stock issuable as of December 31, 2022 and January 3, 2023, respectively, which are deemed outstanding for voting purposes. Under the terms of the Convertible Debenture, the number of shares of Common Stock issuable upon conversion thereof will increase to the extent that amounts outstanding under the Convertible Debenture increase. NSM, the holder of the Series I Preferred Stock, may convert any or all of the outstanding preferred stock into common stock at its option at any time until the maturity of the Convertible Debenture at the conversion rate of $3.93 per common stock. In addition, there are also provisions for mandatory conversion upon the occurrence of certain events. NSM is an affiliate of our Chairwoman and Chief Executive Officer, Angeliki Frangou.

Series G and Series H American Depositary Shares Exchange Offer

On December 21, 2018, Navios Holdings announced that it commenced an offer to exchange cash and/or newly issued 2024 Notes for approximately 66 2/3% of each of the outstanding Series G Depositary Shares and Series H Depositary Shares.

 As of March 21, 2019, a total of 10,930 Series H were validly tendered representing a net aggregate nominal value of approximately $26,297. Navios Holdings paid $997 for tender offer expenses, approximately $4,188 as cash consideration and a total of approximately $4,747 in aggregate principal amount of 2024 Notes. The difference between the carrying amount of the preferred shares redeemed and the fair value of the consideration transferred amounting to $16,365 was recorded in accumulated deficit. Following the completion of the offer, the Company canceled the undeclared preferred dividend of Series H ADSs of $7,678.

As of April 18, 2019, a total of 8,841 Series G were validly tendered representing a net aggregate nominal value of approximately $21,271. Navios Holdings paid $620 for tender offer expenses, approximately $4,423 cash consideration and issued a total of approximately $3,879 principal amount of 2024 Notes. The difference between the carrying amount of the preferred shares redeemed and the fair value of the consideration transferred amounting to $12,568 was recorded in accumulated deficit. Following the completion of the offer, the company canceled the undeclared preferred dividend of series G of $6,798.

In February 2016, Navios Holdings announced the suspension of payment of quarterly dividends on its preferred stock, including the Series G and Series H.

On July 15, 2017, the Company reached six quarterly dividend payments in arrears relating to its Series G ADSs and Series H ADSs and as a result the respective dividend rate increased by 0.25%.

Total undeclared preferred dividends as of December 31, 2022 and 2021 were $26,192 and $30,348 (net of canceled dividends).

On September 14, 2022, Navios Holdings commenced a tender offer to purchase up to $20,000 of the outstanding Series G ADSs and Series H ADSs. As of the completion of Navios Holdings’ tender offer on October 21, 2022, a total of 20,185 Series G ADSs were validly tendered in exchange for aggregate cash consideration of $318, and a total of 584,158 Series H ADSs were validly tendered in exchange for aggregate cash consideration of $8,926, resulting in a gain of $4,547, and undeclared preferred dividends of $8,949. After giving effect to the consummation of the tender offer, Navios Holdings has 514,720 outstanding Series G ADSs and 1,183,944 outstanding Series H ADSs, which represent 1/100th of a share of 8.75% Series G Cumulative Redeemable Perpetual Preferred Stock and 1/100th of a Share of 8.625% Series H Cumulative Redeemable Perpetual Preferred Stock, respectively.

Preferred stock was 16,988 (5,148 Series G ADSs and, 11,840 Series H ADSs) and 23,032 (5,350 Series G ADSs and 17,682 Series H ADSs) as of December 31, 2022 and 2021 respectively.

Vested, Surrendered and Forfeited

During 2022, no restricted stock units, issued to the Company’s employees.

During 2021, 825 restricted stock units, issued to the Company’s employees in 2017 vested.

During 2020, 825 and 84,336 restricted stock units, issued to the Company’s employees in 2017 and 2016 vested.

During the years ended December 31, 2022, 2021 and 2020, 37,907, 894 and 1,345 restricted shares of common stock, respectively, were forfeited upon termination of employment.

Conversion of Preferred Stock

During the years ended December 31, 2022 and 2021, there were no conversions of preferred stock.

During the year ended December 31, 2020, 210 shares of convertible preferred stock were converted into 22,712 shares of common stock including 1,712 shares of common stock being unpaid dividend. Following the conversion of 210 shares, the Company canceled the undeclared preferred dividend of the converted shares of $171. The canceled undeclared dividend was converted to 1,712 shares of common stock with a fair value of $6 at the date of issuance (See also Note 19 “Earnings/(Loss) per Common Share” to the consolidated financial statements).

As of December 31, 2022, 2021 and 2020, the balance of convertible preferred stock was nil.

Cumulative Perpetual Preferred Stock

The Company’s 2,000,000 American Depositary Shares, Series G ADSs and the 4,800,000 American Depositary Shares, Series H ADSs are recorded at fair market value on issuance. Each of the shares represents 1/100th of a share of the Series G ADSs and Series H ADSs, with a liquidation preference of $2,500 per share ($25.00 per American Depositary Share). Dividends are payable quarterly in arrears on the Series G ADSs at a rate of 8.75% per annum and on the Series H ADSs at a rate of 8.625% per annum of the stated liquidation preference. The Company has accounted for these shares as equity.

Issuances to Employees, Officers and Directors

On December 21, 2022, pursuant to the stock plan approved by the Board of the Directors, 40,000 restricted shares of common stock were granted to Navios Holdings officers and directors and issued on December 21, 2022.

On December 15, 2021, pursuant to the stock plan approved by the Board of the Directors, 40,000 restricted shares of common stock were granted to Navios Holdings officers and directors and issued on January 15, 2022.

On December 21, 2020, pursuant to the stock plan approved by the Board of the Directors, 16,000 restricted shares of common stock were granted to Navios Holdings officers and directors and issued on January 19, 2021.

During the years ended December 31, 2022 and 2021, no stock option was granted to Navios Holdings’ employees, officers and directors.

As of December 31, 2022, Navios Holdings has outstanding 25,198,620 shares. As of December 31, 2021, the Company had outstanding 25,198,620 shares, from which 2,414,263 shares are held by Navios Corporation.

In October 2022, 2,414,263 shares held by Navios Corporation were canceled.

Dividends from Navios Logistics—Acquisition of noncontrolling interest

On July 30, 2021, Navios Logistics declared and paid a pro rata dividend to the holders of its common equity in shares of Grimaud. All transactions were eliminated on a consolidated level as of that date. Immediately thereafter, Grimaud agreed to redeem the equity interests held by its non-controlling shareholder in full at fair market value, which was payable through $16,000 in cash and the assignment of a $20,000 promissory note from Navios Logistics. As a result of the transaction, Grimaud is a wholly owned subsidiary of Navios Holdings. As of December 31, 2021, a total amount of $21,000 was redeemed to the non-controlling shareholder and $15,000 remains due under the promissory note to Peers Business Inc. following the assignment of the $20,000 promissory note. Upon this transaction the Company derecognized its non-controlling interest in Grimaud with carrying value of $27,243 and recognized $8,757 of additional paid in capital.

As of December 31, 2022, the Company had paid an amount of $10,000 relating to the promissory note. In February 2023, the remaining outstanding balance was repaid in full.

Sale of Navios Holdings shares of common stock

On July 10, 2020, Navios Logistics declared and paid a $6,381 dividend in cash or in Navios Holdings shares of common stock, from which Navios Holdings received 2,414,263 shares and the amount of $2,308 was paid to Navios Logistics’ noncontrolling shareholders.

On February 21, 2020, Navios Logistics’ board of directors declared and paid a $27,500 dividend, out of which the amount of $17,552 was paid to Navios Holdings and the amount of $9,948 to Navios Logistics’ noncontrolling shareholders.

On July 13, 2021, the Company issued 9,301,542 shares of common stock in order to repay in full the Grimaud Loan. Please refer also to Note 16 “Transactions with related parties”. As of December 2021, the Grimaud sold all 9,301,542 shares of common stock of Navios Holdings and generated net proceeds of $44,437, including costs of $176, part of which was used to fund the 2022 Senior Secured Notes Redemptions.